Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11.Income Taxes

The provision for income taxes comprises the following (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Continuing Operations:
Current
U.S. federal	$51,467	$40,762	$46,789
U.S. state and local	7,813	5,961	6,981
Foreign	386	612	639
Deferred
U.S. federal, state and local	(3,271)	7,227	(2,418)
Foreign	120	15	9
Total	$56,515	$54,577	$52,000

            A summary of the temporary differences that give rise to deferred tax assets/ (liabilities) follows (in thousands):

	December 31,
	2012	2011
Accrued liabilities	$32,772	$27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$(13,966)	$(16,773)

Included in other assets at December 31, 2012, are deferred income tax assets of $37,000 (2011 - $150,000).  At December 31, 2012 and 2011, state net operating loss carryforwards were $28.4 million and $31.0 million, respectively.  These net operating losses will expire, in varying amounts, between 2013 and 2032.  Based on our history of operating earnings, we have determined that our operating income will, more likely than not, be sufficient to ensure realization of our deferred income tax assets.

After FASB’s adoption of FASB’s guidance on accounting for uncertain income taxes in 2007, we had approximately $1.3 million in unrecognized tax benefits.  The majority of this amount would affect our effective tax rate, if recognized in a future period.  The years ended December 31, 2009 and forward remain open for review for federal income tax purposes.  The earliest open year relating to any of our material state jurisdictions is the fiscal year ended December 31, 2007. During the next twelve months, we do not anticipate a material net change in unrecognized tax benefits.

As permitted by this guidance, we classify interest related to our accrual for uncertain tax positions in separate interest accounts.  As of December 31, 2012 and 2011, we have approximately $306,000 and $252,000, respectively, accrued in interest payable related to uncertain tax positions.  These accruals are included in other current liabilities in the accompanying consolidated balance sheet.  Net interest expense related to uncertain tax positions included in interest expense in the accompanying consolidated statement of income is not material.

A roll forward of the significant changes to our unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance at January 1,	$2,612	$704	$1,010
Unrecognized tax benefits due to positions taken in current year	219	2,038	119
Decrease due to expiration of statute of limitations	(185)	(130)	(425)
Balance at December 31,	$2,646	$2,612	$704

The difference between the actual income tax provision for continuing operations and the income tax provision calculated at the statutory U.S. federal tax rate is explained as follows (in thousands):

	For the Years Ended December 31,
	2012	2011	2010

Income tax provision calculated using the statutory rate of 35%	$51,037	$49,195	$46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income tax provision	$56,515	$54,577	$52,000
Effective tax rate	38.8%	38.8%	38.9%

Summarized below are the total amounts of income taxes paid during the years ended December 31 (in thousands):

2012	$53,436
2011	44,343
2010	49,532

            Provision has not been made for additional taxes on $35.1 million of undistributed earnings of our domestic subsidiaries.  Should we elect to sell our interest in all of these businesses rather than to effect a tax-free liquidation, additional taxes amounting to approximately $12.9 million would be incurred based on current income tax rates.